UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 1, 2012 to May 31, 2012
Commission File Number of issuing entity: 333-167489-04
Ford Credit Auto Owner Trust 2012-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-167489
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)

45-6493840
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X
Class D Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

Explanatory Note

This Form 10-D/A amends and supersedes in its entirety the Form 10-D & EX-99 previously filed on June 25, 2012 to correct the descriptions shown on the "Filing Detail" web-page for both the Form 10-D & EX-99.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2012-A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2012-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Dan Gardetto
Dan Gardetto
Assistant Treasurer
Date: June 26, 2012

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2012-A Monthly Investor Report

4